ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Schedule of payment to purchase the Klondike Project (Details) (USD $)	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013	Dec. 11, 2012	Jun. 11, 2012	Jun. 30, 2010
Business Combinations [Abstract]
Payment amount to Mr. Larson	$ 75,000	$ 70,000	$ 65,000	$ 60,000	$ 55,000	$ 50,000	$ 45,000	$ 40,000	$ 35,000	$ 30,000	$ 25,000	$ 25,000	$ 100,000